Taxation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 2015 CNY	Dec. 31, 2014 2016 CNY	Dec. 31, 2014 2017 CNY	Dec. 31, 2014 2018 CNY	Dec. 31, 2014 2019 CNY
Component of income tax expenses
Current tax expense		780,077	388,320	723,210
Deferred tax expense (benefit)		(117,342)	142,283	(31,568)
Income tax expenses	106,814	662,735	530,603	691,642
Reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)	(1.40%)	(1.40%)	0.30%	(1.00%)
Effect due to overseas tax-exempt entities (as a percent)	1.30%	1.30%	1.40%	1.20%
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(15.00%)	(15.00%)	(16.40%)	(11.80%)
Change in valuation allowance (as a percent)	(0.10%)	(0.10%)	0.80%	1.90%
Income tax refund (as a percent)			(7.30%)
Effect of withholding income tax (as a percent)	2.30%	2.30%	6.90%	0.90%
Effective income tax rate (as a percent)	12.10%	12.10%	10.70%	16.20%
Net operating loss carryforwards and other tax disclosures
Total		852,624			57,569	178,583	252,783	247,524	116,165